Note 4 - Securities Held to Maturity	6 Months Ended
Dec. 31, 2014
Investment Holdings [Abstract]
Investment Holdings [Text Block]

Note 4 - Securities Held to Maturity

The amortized cost of securities held to maturity and their fair values are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2014:
U.S. Government agencies	$44,180	$—	$967	$43,213
Mortgage-backed securities	25,426	567	184	25,809
Corporate bonds	4,611	37	12	4,636
Certificates of deposits	4,301	17	1	4,317

	$78,518	$621	$1,164	$77,975

June 30, 2014:
U.S. Government agencies	$49,177	$49	$1,551	$47,675
Mortgage-backed securities	26,089	464	338	26,215
Corporate bonds	4,630	56	5	4,681
Certificates of deposits	5,036	30	1	5,065

	$84,932	$599	$1,895	$83,636
June 30, 2013:
U.S. Government agencies	$46,194	$84	$2,131	$44,147
Mortgage-backed securities	24,768	297	754	24,311
Corporate bonds	4,669	15	72	4,612
Certificates of deposits	5,281	17	1	5,297

	$80,912	$413	$2,958	$78,367

All mortgage-backed securities at December 31, 2014 and June 30, 2014 and 2013 have been issued by FNMA, FHLMC or GNMA and are secured by 1-4 family residential real estate.

The amortized cost and fair value of securities held to maturity at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
U.S. Government agencies:
Due after one year through five years	$19,000	$18,730
Due after five years through ten years	13,180	12,877
Due thereafter	12,000	11,606
	44,180	43,213

Mortgage-backed securities
Due after one year through five years	1,042	1,025
Due after five years through ten years	19,383	19,807
Due thereafter	5,001	4,977
	25,426	25,809

Corporate Bonds
Due after one year through five years	3,111	3,137
Due after five years through ten years	1,500	1,499
	4,611	4,636
Certificates of Deposits
Due within one year	1,380	1,383
Due after one year through five years	2,921	2,934
	4,301	4,317
	$78,518	$77,975

There were no sales of securities held to maturity during the six months ended December 31, 2014 or the years ended June 30, 2014 and 2013. At December 31, 2014 and June 30, 2014 and 2013 securities held to maturity with a fair value of approximately $992,300, $764,000 and $782,000, respectively, were pledged to secure public funds on deposit.

The following table provides the gross unrealized losses and fair value of securities in an unrealized loss position, by the length of time that such securities have been in a continuous unrealized loss position:

	Less than 12 Months		More than 12 Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In thousands)
December 31, 2014:
U.S. Government agencies	$—	$—	$43,213	$967	$43,213	$967
Mortgage-backed securities	12	—	13,499	184	13,511	184
Corporate bonds	998	3	1,020	9	2,018	12
Certificates of deposits	489	1	—	—	489	1
	$1,499	$4	$57,732	$1,160	$59,231	$1,164

June 30, 2014:
U.S. Government agencies	$36,339	$1,341	$6,290	$210	$42,629	$1,551
Mortgage-backed securities	17,022	325	816	13	17,838	338
Corporate bonds	1,031	5	—	—	1,031	5
Certificates of deposits	489	1	—	—	489	1
	$54,881	$1,672	$7,106	$223	$61,987	$1,895

June 30, 2013:
U.S. Government agencies	$42,048	$2,131	$—	$—	$42,048	$2,131
Mortgage-backed securities	18,401	754	—	—	18,401	754
Corporate bonds	2,980	72	—	—	2,980	72
Certificates of deposits	246	1	—	—	246	1
	$63,675	$2,958	$—	$—	$63,675	$2,958

At December 31, 2014, management concluded that the unrealized losses above (which related to thirty-one U.S. Government agency bonds, fourteen mortgage-backed securities, three corporate bonds and two certificates of deposit compared to thirty-one U.S. Government agency bonds, twenty-two mortgage-backed securities, two corporate bonds and two certificates of deposit, as of June 30, 2014 and thirty-one U.S. Government agency bonds, fourteen mortgage-backed securities, five corporate bonds and one certificate of deposit, as of June 30, 2013) were temporary in nature since they were not related to the underlying credit quality of the issuer. The Company does not intend to sell these securities and it is not more-likely-than-not that the Company would be required to sell these securities prior to the full recovery of fair value to a level which equals or exceeds amortized cost. The losses above are primarily related to market conditions and are considered noncredit related and temporary.